GOING CONCERN (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Going Concern [Line Items]
Net loss	$ (9,410,352)	$ (3,412,754)
Net Cash Used In Operating Activities	(4,499,314)	(1,426,479)
Stockholders Equity	(2,565,293)	(3,053,516)	$ (1,408,314)
Working Capital Deficit	2,581,668
Retained Earnings (Accumulated Deficit)	$ (30,376,023)	$ (20,965,671)